Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,660,566)	$ (2,658,087)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	138,948	314,626
Stock option, stock warrants and restricted stock expense	2,408	72,513
Foreign currency transaction (gain) loss	(5,885)	42,395
Depreciation expense	1,665	1,993
Amortization of debt discounts	202,952	47,971
Amortization of right-of-use assets	21,266	3,678
Change in fair value of derivative liabilities	530,330	99,111
(Gain) loss on extinguishment of debt, net	(25,969)	17,503
Gain from settlement of accounts payable	(17,499)
Non-cash interest expense	1,838	2,250
Accretion of put premium	232,674	452,308
Changes in Assets and Liabilities:
GST receivable	(610)	1,660
Prepaid expenses and other assets	2,182	(8,620)
Accounts payable	80,975	18,870
Employee benefit liability	186,912	29,907
Accrued expenses and other payables	130,511	65,017
Accrued interest	92,474	63,878
Operating lease liability	(19,857)	(3,277)
NET CASH USED IN OPERATING ACTIVITIES	(1,105,251)	(1,436,304)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	590,250	766,500
Proceeds from the sale of common stock	24,711	99,285
Collection of subscription receivable	23,758
Proceeds from the exercise of warrants	475,000	625,001
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,113,719	1,490,786
Effect of exchange rate changes on cash	(2,488)	(52,670)
NET INCREASE IN CASH	5,980	1,812
CASH AT BEGINNING OF YEAR	4,067	2,255
CASH AT END OF YEAR	10,047	4,067
Supplemental Disclosure of Cash Flow Information
Interest	2,883	2,392
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock issued for offering cost applied against proceeds received		20,000
Subscription receivable		23,758
Reduction of put premium related to conversions of convertible notes	411,111	335,677
Conversion of convertible notes and accrued interest to common stock	1,016,285	635,303
Debt discounts related to derivative liability	93,668
Operating lease right-of-use asset and operating lease liability pursuant to ASC 842		66,201
Debt discounts related to common stock issued with a note payable	37,500
Warrant grant for settlement of accounts payable	5,551
Common stock issued for accrued services		448,440
Deemed dividend upon alternate cashless exercise of warrants	$ 466,273	$ 700,340